OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities
Accrued interest	$ 1,169	$ 1,274
Other accrued liabilities	1,327	1,873
Unamortized portion of fair value assessment of acquired time charter contracts	272	0
Total other current liabilities	$ 2,768	$ 3,147